Expense Example - A C I Shares - JPMorgan Investor Growth and Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	544	750	974	1,616	251	470	812	1,646	75	236	410	917